Financial instruments	9 Months Ended
Sep. 30, 2019
Financial instruments
Financial instruments

24.Financial instruments

The Group's principal financial instruments consisted of loans receivable, trade and other receivables, customer accounts and amounts due to banks, trade and other payables, cash and cash equivalents, long and short-term debt securities, deposits and reserves at CBR. The Group has various financial assets and liabilities which arise directly from its operations. During the year, the Group did not undertake trading in financial instruments.

The fair value of the Group's financial instruments as of September 30, 2019 and December 31, 2018 is presented by type of the financial instrument in the table below:

		As of December 31, 2018		As of September 30, 2019
		Carrying	Fair	Carrying	Fair
		amount	value	amount	value
Financial assets
Debt securities	AC	1,929	1,931	3,449	3,495
Debt securities	FVOCI	—	—	733	733
Long-term loans	AC	159	159	162	162
Long-term loans	FVPL	71	71	44	44
Total financial assets		2,159	2,161	4,388	4,434

Financial instruments used by the Group are included in one of the following categories:

•	AC – accounted at amortized cost;
•	FVOCI – accounted at fair value through other comprehensive income;
•	FVPL – accounted at fair value through profit or loss.

Carrying amounts of cash and cash equivalents, short-term loans issued, short-term deposits placed, accounts receivable and payable, reserves at CBR, lease liabilities, customer accounts and amounts due to banks approximate their fair values largely due to short-term maturities of these instruments.

Debt securities of the Group mostly consist of RUB nominated government and high-quality corporate bonds with interest rate 6.4% - 9.9% and maturity up to February 2027. Some of debt instruments are pledged (Note 22).

Long-term loans generally represent RUB nominated loans to Russian legal entities and have a maturity up to eight years. For the purpose of fair value measurement of these loans the Group uses comparable marketable interest rate which is in range of 9‑35%.

The following table provides the fair value measurement hierarchy of the Group’s financial instruments to be accounted or disclosed at fair value:

			Fair value measurement using
			Quoted prices	Significant	Significant
			in active	observable	unobservable
			markets	inputs	inputs
	Date of valuation	Total	(Level 1)	(Level 2)	(Level 3)
Assets accounted at fair value through profit or loss

Long-term loans	September 30, 2019	44	—	—	44

Assets accounted at fair value through other comprehensive income

Debt securities	September 30, 2019	733	733	—	—

Assets for which fair values are disclosed

Debt securities	September 30, 2019	3,495	3,495	—	—
Long-term loans	September 30, 2019	162	—	—	162

Assets accounted at fair value through profit or loss

Long-term loans	December 31, 2018	71	—	—	71

Assets for which fair values are disclosed

Debt securities	December 31, 2018	1,931	1,931	—	—
Long-term loans	December 31, 2018	159	—	—	159

There were no transfers between Level 1 and Level 2 fair value measurements and no transfers into or out of Level 3 fair value measurements during the nine months ended September 30, 2019.

The Group uses the following IFRS hierarchy for determining and disclosing the fair value of financial instruments by valuation technique:

•	Level 1: Quoted (unadjusted) prices in active markets for identical assets or liabilities;
•	Level 2: Other techniques for which all inputs that have a significant effect on the recorded fair value are observable, either directly or indirectly;
•	Level 3: Techniques that use inputs that have a significant effect on the recorded fair value that are not based on observable market data.

With regard to the level 3 assessment of fair value, management believes that no reasonably possible change in any of the unobservable inputs would be sensitive for financial assets accounted at fair value.

Valuation methods and assumptions

The fair value of the financial assets and liabilities are evaluated at the amount the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

Long-term fixed-rate loans issued are evaluated by the Group based on parameters such as interest rates, terms of maturity, specific country and industry risk factors and individual creditworthiness of the customer.